CONVERTIBLE NOTES - Subsidiary Convertible Note (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands			1 Months Ended	6 Months Ended
	Aug. 19, 2025	Jul. 28, 2025	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2022
CONVERTIBLE NOTES
Term of the debt instrument			5 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember	us-gaap:SecuredOvernightFinancingRateSofrMember		us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Subsidiary Convertible Note
CONVERTIBLE NOTES
Term of the debt instrument			7 years
Original principal amount			¥ 500,000		¥ 500,000
Variable interest rate			79.80%
Debt instrument conversion price per share			¥ 135		¥ 135
Number of shares represented for 1 RMB registered capital			1		1